SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Significant Accounting Policies [Line Items]
Money Market Funds, at Carrying Value	$ 0	$ 504,107
Provision For Doubtful Accounts	51,112	(30,472)	55,917
Investments In and Advances To Affiliates, At Fair Value, Gross Additions	187,200	200,000
Cwn Capital Inc [Member]
Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage	85.00%
Cwn China [Member]
Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage	85.00%	83.00%	80.00%
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures		$ 200,000	$ 400,000
Noncontrolling Interest, Ownership Percentage By Parent	85.00%	83.00%